Off Balance Sheet Transations	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Off Balance Sheet Transations
47.	OFF BALANCE SHEET TRANSACTIONS

In addition to note 10, the Bank recognizes different off balance sheet transactions, pursuant to the BCRA standards. Below are the amounts of the main off Balance sheet transactions as of December 31, 2018 and 2017 and January 1, 2017:

Item	12/31/2018	12/31/2017	01/01/2017
Preferred and other collaterals received from customers (1)	45,544,953	57,946,894	40,750,101
Custody of government and private securities and other assets held by third parties	80,052,243	122,407,840	95,695,009
Written-off credits	2,762,951	3,151,260	3,498,842
Checks already deposited and pending clearance	1,680,896	1,869,645	2,091,203
Outstanding checks not yet paid	3,353,434	3,033,639	3,471,346

(1)	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force in this matter.